September 29, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Series Fund, Inc. (“Registrant”)
File Nos. 33-41694; 811-06352

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s Domestic Equity Funds’ Class A, Class B, Class C, Class I, Class O, Class R and Class W shares’ Prospectus; ING Capital Allocation Fund’s Class A, Class B, Class C; Class I, and Class O shares’ Prospectus; Registrant’s Domestic Equity Funds’ Class A, Class B, Class C, Class I, Class O, Class R, and Class W Statement of Additional Information (“SAI”); and ING Capital Allocation Fund’s Class A, Class B, Class C, Class I and Class O SAI, each dated September 30, 2010, contained in Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at 480-477-2659.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Senior Counsel

ING U.S. Legal Services

cc:	Philip H. Newman, Esq.
Goodwin Procter LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com